Other Non-Current Assets - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Non Current Assets [line items]
Other receivables	£ 86	£ 102
Financial assets	13,543	15,632
Other Non Current Receivables [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	44	67
Other Non Current Receivables [member] | Financial Assets at Fair Value Through Profit or Loss, Mandatory Measured at Fair Value, Category [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	23	30
Other Non Current Receivables [member] | Remaining Balance [member]
Disclosure Of Other Non Current Assets [line items]
Financial assets	£ 21	£ 37